Risk Management Policy - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	$ 1,396,253	$ 1,506,993
Value at risk confidence level	95.00%
Potential quarterly variations in fair value of portfolio	5.00%
Quarterly amount of value at risk	$ 559,901
Liquidity Risk [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	1,396,253	$ 1,506,993
Long term lines of credit available	$ 1,119,278